UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

November 30, 2010
unaudited

Bonds & notes — 91.59%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 43.17%
Federal agency mortgage-backed obligations1 — 42.59%
Fannie Mae 10.50% 2018	$857	$1,016
Fannie Mae 6.00% 2021	196	214
Fannie Mae 5.50% 2023	20,985	22,847
Fannie Mae 4.00% 2024	51,683	53,810
Fannie Mae 4.00% 2024	34,317	35,693
Fannie Mae 4.00% 2024	30,779	32,013
Fannie Mae 4.00% 2024	20,015	20,839
Fannie Mae 4.00% 2024	14,773	15,381
Fannie Mae 4.00% 2024	4,899	5,100
Fannie Mae 6.00% 2024	2,146	2,369
Fannie Mae 3.00% 2025	118,800	118,671
Fannie Mae 3.50% 2025	83,558	85,668
Fannie Mae 3.50% 2025	55,750	57,031
Fannie Mae 3.50% 2025	45,514	46,605
Fannie Mae 3.50% 2025	21,325	21,863
Fannie Mae 3.50% 2025	20,000	20,505
Fannie Mae 3.50% 2025	17,250	17,686
Fannie Mae 3.50% 2025	10,186	10,443
Fannie Mae 3.50% 2025	9,000	9,227
Fannie Mae 3.50% 2025	7,967	8,168
Fannie Mae 3.50% 2025	6,971	7,147
Fannie Mae 3.50% 2025	6,970	7,146
Fannie Mae 3.50% 2025	6,966	7,142
Fannie Mae 3.50% 2025	6,964	7,140
Fannie Mae 3.50% 2025	5,973	6,124
Fannie Mae 3.50% 2025	5,971	6,122
Fannie Mae 3.50% 2025	4,979	5,105
Fannie Mae 3.50% 2025	3,984	4,084
Fannie Mae 3.50% 2025	3,982	4,083
Fannie Mae 3.50% 2025	2,988	3,063
Fannie Mae 3.50% 2025	1,992	2,042
Fannie Mae 3.50% 2025	1,991	2,042
Fannie Mae 3.50% 2025	1,990	2,040
Fannie Mae 3.50% 2025	1,925	1,974
Fannie Mae 3.50% 2025	997	1,022
Fannie Mae 3.50% 2025	996	1,021
Fannie Mae 3.50% 2025	996	1,021
Fannie Mae 3.50% 2025	996	1,021
Fannie Mae 3.50% 2025	995	1,020
Fannie Mae 3.50% 2025	619	635
Fannie Mae 3.50% 2025	288	295
Fannie Mae 3.50% 2025	82	84
Fannie Mae 4.00% 2025	60,530	63,172
Fannie Mae 4.00% 2025	34,440	35,828
Fannie Mae 4.00% 2025	23,221	24,234
Fannie Mae 4.00% 2025	19,543	20,396
Fannie Mae 4.00% 2025	17,537	18,302
Fannie Mae 4.00% 2025	17,462	18,224
Fannie Mae 4.00% 2025	14,936	15,588
Fannie Mae 4.00% 2025	9,336	9,743
Fannie Mae 4.00% 2025	6,157	6,426
Fannie Mae 4.00% 2025	5,811	6,065
Fannie Mae 4.00% 2025	1,002	1,046
Fannie Mae 10.858% 20252	1,952	2,303
Fannie Mae 6.00% 2026	120	133
Fannie Mae 6.00% 2027	8,920	9,762
Fannie Mae 6.50% 2027	8,377	9,347
Fannie Mae 6.50% 2027	4,347	4,850
Fannie Mae 6.50% 2027	3,740	4,173
Fannie Mae 5.00% 2028	5,232	5,563
Fannie Mae 6.00% 2028	6,605	7,209
Fannie Mae 6.00% 2028	3,652	3,986
Fannie Mae 6.00% 2028	1,558	1,701
Fannie Mae 4.00% 2029	17,126	17,671
Fannie Mae 8.00% 2031	1,830	2,081
Fannie Mae 2.944% 20332	1,136	1,187
Fannie Mae 5.50% 2033	8,201	8,857
Fannie Mae 2.70% 20352	1,008	1,051
Fannie Mae 6.50% 2035	26,777	30,144
Fannie Mae 5.40% 20362	3,641	3,867
Fannie Mae 5.50% 2036	163	176
Fannie Mae 5.515% 20362	4,281	4,536
Fannie Mae 6.00% 2036	6,019	6,569
Fannie Mae 5.316% 20372	4,724	4,977
Fannie Mae 5.50% 2037	28,153	30,294
Fannie Mae 5.50% 2037	18,261	19,709
Fannie Mae 5.50% 2037	2,189	2,353
Fannie Mae 5.537% 20372	1,452	1,522
Fannie Mae 6.00% 2037	9,149	9,968
Fannie Mae 6.00% 2037	5,549	6,046
Fannie Mae 6.00% 2037	5,536	6,032
Fannie Mae 6.00% 2037	2,637	2,873
Fannie Mae 6.00% 2037	1,169	1,275
Fannie Mae 6.00% 2037	871	952
Fannie Mae 6.00% 2037	782	852
Fannie Mae 6.00% 2037	669	731
Fannie Mae 6.50% 2037	4,446	4,941
Fannie Mae 6.50% 2037	3,019	3,353
Fannie Mae 6.50% 2037	2,846	3,119
Fannie Mae 6.50% 2037	2,598	2,847
Fannie Mae 6.50% 2037	1,020	1,118
Fannie Mae 7.00% 2037	3,638	4,013
Fannie Mae 7.00% 2037	3,396	3,747
Fannie Mae 7.00% 2037	1,891	2,086
Fannie Mae 7.00% 2037	181	200
Fannie Mae 7.50% 2037	380	413
Fannie Mae 5.457% 20382	6,521	6,870
Fannie Mae 5.50% 2038	34,376	37,028
Fannie Mae 5.50% 2038	13,842	14,892
Fannie Mae 5.50% 2038	12,818	13,791
Fannie Mae 5.50% 2038	8,264	8,891
Fannie Mae 5.50% 2038	6,984	7,515
Fannie Mae 6.00% 2038	42,651	46,469
Fannie Mae 6.00% 2038	13,987	15,239
Fannie Mae 6.00% 2038	13,860	15,136
Fannie Mae 6.00% 2038	5,654	6,160
Fannie Mae 6.00% 2038	5,479	5,969
Fannie Mae 6.00% 2038	3,050	3,323
Fannie Mae 6.00% 2038	2,819	3,070
Fannie Mae 6.00% 2038	2,693	2,895
Fannie Mae 6.00% 2038	2,197	2,394
Fannie Mae 6.00% 2038	1,551	1,689
Fannie Mae 6.50% 2038	7,547	8,389
Fannie Mae 6.50% 2038	6,480	7,204
Fannie Mae 7.00% 2038	4,805	5,301
Fannie Mae 3.58% 20392	7,127	7,434
Fannie Mae 3.589% 20392	6,930	7,233
Fannie Mae 3.784% 20392	2,066	2,164
Fannie Mae 3.811% 20392	3,171	3,329
Fannie Mae 3.863% 20392	4,010	4,207
Fannie Mae 5.115% 20392	4,217	4,499
Fannie Mae 6.00% 2039	13,747	14,955
Fannie Mae 6.00% 2039	13,039	14,176
Fannie Mae 6.00% 2039	3,355	3,656
Fannie Mae 3.146% 20402	3,968	4,118
Fannie Mae 3.50% 2040	37,500	36,891
Fannie Mae 4.00% 2040	50,700	51,500
Fannie Mae 4.00% 2040	23,858	24,266
Fannie Mae 4.00% 2040	19,940	20,282
Fannie Mae 4.00% 2040	17,677	17,979
Fannie Mae 4.00% 2040	6,324	6,429
Fannie Mae 4.50% 2040	90,048	93,862
Fannie Mae 4.50% 2040	69,250	72,107
Fannie Mae 4.50% 2040	48,889	50,960
Fannie Mae 4.50% 2040	32,577	33,957
Fannie Mae 4.50% 2040	17,118	17,844
Fannie Mae 5.00% 2040	51,250	54,349
Fannie Mae 5.50% 2040	33,750	36,281
Fannie Mae 6.00% 2040	8,250	8,978
Fannie Mae 6.463% 20472	673	720
Fannie Mae 6.554% 20472	3,016	3,229
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,345	2,449
Fannie Mae, Series 2001-4, Class NA, 11.728% 20252	1,092	1,239
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	864	956
Fannie Mae, Series 2001-20, Class E, 9.627% 20312	46	54
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,675	8,166
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	13,066	14,437
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	4,469	3,850
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	3,704	3,175
Fannie Mae, Series 2006-65, Class PF, 0.533% 20362	4,958	4,940
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	819	915
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,324	5,760
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	3,500	3,905
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	23,469	25,519
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	711	848
Government National Mortgage Assn. 5.50% 2017	1,321	1,440
Government National Mortgage Assn. 10.00% 2019	518	600
Government National Mortgage Assn. 10.00% 2021	195	229
Government National Mortgage Assn. 3.50% 2025	12,518	12,837
Government National Mortgage Assn. 3.50% 2025	2,488	2,565
Government National Mortgage Assn. 3.50% 2025	873	900
Government National Mortgage Assn. 5.00% 2038	23,526	25,271
Government National Mortgage Assn. 5.50% 2038	20,185	21,860
Government National Mortgage Assn. 5.50% 2038	4,677	5,085
Government National Mortgage Assn. 6.00% 2038	15,454	16,909
Government National Mortgage Assn. 6.00% 2038	4,292	4,747
Government National Mortgage Assn. 6.00% 2038	3,987	4,394
Government National Mortgage Assn. 6.50% 2038	19,267	21,447
Government National Mortgage Assn. 3.50% 20392	8,842	9,258
Government National Mortgage Assn. 4.00% 2039	16,585	17,040
Government National Mortgage Assn. 4.00% 2039	4,381	4,501
Government National Mortgage Assn. 4.00% 2039	3,796	3,900
Government National Mortgage Assn. 4.50% 2039	15,082	15,923
Government National Mortgage Assn. 4.50% 2039	11,693	12,345
Government National Mortgage Assn. 5.00% 2039	10,772	11,558
Government National Mortgage Assn. 4.00% 2040	116,375	119,356
Government National Mortgage Assn. 4.00% 2040	69,100	70,995
Government National Mortgage Assn. 4.00% 2040	34,708	35,659
Government National Mortgage Assn. 4.00% 2040	34,082	35,016
Government National Mortgage Assn. 4.00% 2040	33,362	34,277
Government National Mortgage Assn. 4.00% 2040	25,672	26,376
Government National Mortgage Assn. 4.00% 2040	21,341	21,926
Government National Mortgage Assn. 4.00% 2040	9,500	9,742
Government National Mortgage Assn. 4.00% 20403	6,750	6,919
Government National Mortgage Assn. 4.00% 2040	5,892	6,053
Government National Mortgage Assn. 4.00% 2040	4,934	5,070
Government National Mortgage Assn. 4.00% 2040	3,978	4,087
Government National Mortgage Assn. 4.00% 2040	2,987	3,069
Government National Mortgage Assn. 4.50% 2040	31,502	33,152
Government National Mortgage Assn. 4.50% 2040	22,984	24,263
Government National Mortgage Assn. 4.50% 2040	9,004	9,505
Government National Mortgage Assn. 4.50% 2040	4,904	5,177
Government National Mortgage Assn. 5.00% 2040	34,446	37,029
Government National Mortgage Assn. 5.00% 2040	6,774	7,269
Government National Mortgage Assn. 5.00% 2040	3,402	3,657
Government National Mortgage Assn. 5.00% 2040	3,405	3,654
Government National Mortgage Assn. 5.00% 2040	2,686	2,887
Government National Mortgage Assn. 5.922% 2058	16,844	18,750
Government National Mortgage Assn. 6.172% 2058	635	698
Government National Mortgage Assn. 6.22% 2058	8,543	9,422
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,252	4,748
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,919
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	11,219
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	11,740	12,018
Freddie Mac 5.50% 2023	40,194	43,580
Freddie Mac 3.50% 2025	51,750	52,931
Freddie Mac 4.00% 2025	30,019	31,189
Freddie Mac 4.00% 2025	26,679	27,715
Freddie Mac 4.00% 2025	1,030	1,072
Freddie Mac 4.50% 2025	29,537	31,121
Freddie Mac 4.50% 2025	12,042	12,688
Freddie Mac 10.00% 2025	728	846
Freddie Mac 6.00% 2026	5,168	5,639
Freddie Mac 6.00% 2027	10,546	11,506
Freddie Mac 2.711% 20352	4,824	5,065
Freddie Mac 5.847% 20362	19,678	21,061
Freddie Mac 5.929% 20372	685	725
Freddie Mac 6.50% 2037	2,177	2,382
Freddie Mac 6.50% 2037	788	863
Freddie Mac 4.80% 20382	3,246	3,463
Freddie Mac 5.174% 20382	3,293	3,524
Freddie Mac 5.50% 2038	18,744	20,226
Freddie Mac 5.50% 2038	15,598	16,778
Freddie Mac 6.00% 2038	24,514	26,780
Freddie Mac 6.00% 2038	5,996	6,548
Freddie Mac 3.149% 20402	4,658	4,823
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,443
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,438	2,637
Freddie Mac, Series K009, Class A1, 2.757% 2020	2,000	2,025
Freddie Mac, Series 2289, Class NA, 11.783% 20202	546	615
Freddie Mac, Series 2289, Class NB, 11.208% 20222	152	173
Freddie Mac, Series 1567, Class A, 0.713% 20232	41	41
Freddie Mac, Series 2626, Class NG, 3.50% 2023	956	987
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,075	1,195
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,011	2,218
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,068	3,429
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	6,924	6,195
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,337	2,910
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,067	1,833
Freddie Mac, Series 3156, Class PF, 0.503% 20362	8,222	8,173
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,001	4,344
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,976	5,480
Freddie Mac, Series 3272, Class PA, 6.00% 2037	6,379	6,915
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	28,368	32,917
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	8,209	8,716
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	2,550	2,535
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	4,311	4,408
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.805% 20482,4	2,446	2,454
NGN, Series 2010-R2, Class 1A, 0.623% 20172,3	1,670	1,670
		3,202,535

Commercial mortgage-backed securities1 — 0.58%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	29,614
Fannie Mae, Series 2003-M2, Class D, 4.68% 20332	11,000	11,505
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,301	1,300
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	842	843
		43,262

Total mortgage-backed obligations		3,245,797

U.S. TREASURY BONDS & NOTES — 38.30%
U.S. Treasury 0.875% 2011	78,750	78,967
U.S. Treasury 0.875% 2011	43,000	43,097
U.S. Treasury 4.625% 2011	48,500	50,075
U.S. Treasury 4.875% 2011	103,750	105,759
U.S. Treasury 4.875% 2011	16,000	16,370
U.S. Treasury 5.00% 2011	8,000	8,268
U.S. Treasury 0.625% 2012	162,900	163,477
U.S. Treasury 1.00% 2012	16,500	16,650
U.S. Treasury 1.375% 2012	104,190	105,926
U.S. Treasury 1.375% 2012	53,575	54,521
U.S. Treasury 1.875% 2012	1,000	1,023
U.S. Treasury 2.00% 20125	20,991	21,659
U.S. Treasury 4.875% 2012	34,200	36,078
U.S. Treasury 1.125% 2013	50,290	50,984
U.S. Treasury 1.375% 2013	7,400	7,536
U.S. Treasury 1.375% 2013	3,500	3,565
U.S. Treasury 3.125% 2013	41,000	43,799
U.S. Treasury 3.375% 2013	17,800	19,077
U.S. Treasury 3.625% 2013	42,500	45,747
U.S. Treasury 1.75% 2014	34,850	35,891
U.S. Treasury 1.875% 2014	36,825	38,084
U.S. Treasury 2.00% 20145	52,401	56,356
U.S. Treasury 2.375% 2014	43,500	45,699
U.S. Treasury 2.375% 2014	3,600	3,782
U.S. Treasury 2.625% 2014	162,000	171,657
U.S. Treasury 2.625% 2014	17,825	18,888
U.S. Treasury 1.75% 2015	1,800	1,833
U.S. Treasury 4.00% 2015	25,525	28,503
U.S. Treasury 2.00% 20165	16,508	18,257
U.S. Treasury 2.50% 20165	15,413	17,619
U.S. Treasury 3.25% 2016	10,000	10,808
U.S. Treasury 5.125% 2016	3,000	3,555
U.S. Treasury 7.25% 2016	25,050	32,489
U.S. Treasury 7.50% 2016	5,000	6,623
U.S. Treasury 2.75% 2017	1,100	1,151
U.S. Treasury 4.50% 2017	6,500	7,506
U.S. Treasury 4.625% 2017	11,000	12,785
U.S. Treasury 8.875% 2017	26,000	37,284
U.S. Treasury 3.50% 2018	51,000	55,532
U.S. Treasury 3.875% 2018	12,100	13,480
U.S. Treasury 2.125% 20195	9,920	11,231
U.S. Treasury 2.75% 2019	73,650	75,428
U.S. Treasury 3.125% 2019	146,000	153,106
U.S. Treasury 3.375% 2019	131,200	139,379
U.S. Treasury 3.625% 2019	48,250	52,368
U.S. Treasury 8.125% 2019	5,750	8,314
U.S. Treasury 2.625% 2020	9,000	8,869
U.S. Treasury 3.50% 2020	50,400	53,800
U.S. Treasury 3.625% 2020	96,200	103,960
U.S. Treasury 8.50% 2020	1,000	1,488
U.S. Treasury 8.75% 2020	4,100	6,233
U.S. Treasury 7.875% 2021	6,500	9,451
U.S. Treasury 8.125% 2021	1,400	2,079
U.S. Treasury 6.25% 2023	48,340	63,537
U.S. Treasury 7.125% 2023	45,300	63,551
U.S. Treasury 6.875% 2025	1,400	1,956
U.S. Treasury 7.625% 2025	1,200	1,778
U.S. Treasury 6.00% 2026	200	259
U.S. Treasury 4.50% 2036	20,000	21,614
U.S. Treasury 4.50% 2038	3,000	3,225
U.S. Treasury 4.25% 2039	63,100	64,801
U.S. Treasury 4.50% 2039	24,895	26,640
U.S. Treasury 3.875% 2040	134,250	129,006
U.S. Treasury 4.375% 2040	99,500	104,234
U.S. Treasury 4.625% 2040	239,025	261,080
U.S. Treasury 0% 2040	26,750	7,362
U.S. Treasury Principal Strip 0% 2019	18,000	14,645
		2,879,754

FEDERAL AGENCY BONDS & NOTES — 9.87%
Federal Home Loan Bank 0.875% 2012	48,750	49,139
Federal Home Loan Bank 1.75% 2012	108,605	110,958
Federal Home Loan Bank 1.625% 2013	19,500	19,930
Federal Home Loan Bank 3.625% 2013	10,000	10,798
Federal Home Loan Bank 2.375% 2014	16,500	17,179
Freddie Mac 0.223% 20112	10,000	10,004
Freddie Mac 1.125% 2012	136,450	137,813
Freddie Mac 2.50% 2014	13,000	13,632
Freddie Mac 3.00% 2014	22,750	24,315
Fannie Mae 1.75% 2011	29,450	29,586
Fannie Mae 3.625% 2011	10,000	10,234
Fannie Mae 6.00% 2011	15,000	15,392
Fannie Mae 6.125% 2012	10,000	10,725
Fannie Mae 1.00% 2013	75,250	75,464
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	33,000	33,974
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,209
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,905
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	21,305
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,953
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,229
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,869
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	4,804	5,222
Small Business Administration, Series 2001-20K, 5.34% 20211	1,549	1,674
Small Business Administration, Series 2001-20J, 5.76% 20211	778	846
Small Business Administration, Series 2001-20F, 6.44% 20211	2,606	2,852
Small Business Administration, Series 2003-20B, 4.84% 20231	6,192	6,653
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,393
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	13,586	13,965
Tennessee Valley Authority 5.25% 2039	9,250	10,198
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,368
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,234
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,228
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,414	6,646
Federal Agricultural Mortgage Corp. 4.875% 20114	3,000	3,015
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,551
Western Corp. 1.75% 2012	2,800	2,860
		742,318

ASSET-BACKED OBLIGATIONS1 — 0.25%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	5,488	5,497
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	3,080
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,636	2,694
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	2,574	2,634
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,312	2,379
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,469	1,531
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,295	1,361
		19,176

Total bonds & notes (cost: $6,698,104,000)		6,887,045

	Principal amount	Value
Short-term securities — 13.41%	(000)	(000)

Other — 12.08%
U.S. Treasury Bills 0.085%–0.188% due 12/2/2010–5/12/2011	$455,605	$455,493
Federal Home Loan Bank 0.14%–0.185% due 12/3/2010–2/9/2011	227,054	227,020
Freddie Mac 0.135%–0.24% due 12/13/2010–4/26/2011	225,680	225,598
		908,111

Repurchase agreement — 1.33%
JPMorgan Chase & Co. 0.19% due 12/1/2010 dated 11/30/2010
(collateralized by U.S. Treasury Bill due 1/6/2011, value $102,003,499)	100,000	100,000

Total short-term securities (cost: $1,008,114,000)		1,008,111

Total investment securities (cost: $7,706,218,000)		7,895,156
Other assets less liabilities		(375,825)

Net assets		$7,519,331

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,589,000, which represented .11% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,412,000, which represented .17% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$204,615
Gross unrealized depreciation on investment securities	(17,187)
Net unrealized appreciation on investment securities	187,428
Cost of investment securities for federal income tax purposes	7,707,728

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0111O-S25564

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 28, 2011